Note 9. Goodwill and Intangible Assets (Changes in Goodwill) (Details) - Solar Energy [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Goodwill	$ 25.3	$ 0.0
Goodwill acquired	48.3	25.3
Goodwill, Purchase Accounting Adjustments	(0.2)
Goodwill	$ 73.4	$ 25.3